SHARE CAPITAL (Details 3) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Share Capital
Stock option outstanding, beginning	14,339,775	7,030,000
Weighted average excercise price oustanding, beginning	$ 2.00	$ 0.92
Stock option outstanding, granted	1,800,000	10,723,210
Weighted average excercise price oustanding, granted	$ 4.10	$ 3.09
Stock option outstanding, exercised	(3,442,589)	(3,405,098)
Weighted average excercise price oustanding, exercised	$ 1.32	$ 1.12
Stock option outstanding, exercised	(717,970)	(8,337)
Weighted average excercise price oustanding, cancelled	$ 2.67	$ 3.02
Stock option outstanding, ending	11,979,216	14,339,775
Weighted average excercise price oustanding, ending	$ 2.47	$ 2.00